1340950

**FORM D**

# BEST AVAILABLE COPY

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
[redacted] **Washington, D.C. 20549**

| OMB APPROVAL | |
|---|---|
| OMB NUMBER: | 3235-0076 |
| Expires: | November 30, 2001 |
| Estimated average burden hours per response | 16.00 |

05077114

**FORM D**

**OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION**

[redacted]

Prefix

BEST AVAILABLE COPY

1340950

SEC MAIL PROCESSING RECEIVED OCT 06 2005 WASH, D.C. 156 SECTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

**Membership Interests**

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ■ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ■ New Filing ☐ Amendment

## A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

**Ridgewood Capital QP Fund IV-B, LLC**

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| **947 Linwood Avenue, Ridgewood, NJ 07450** | **201-447-9000** |
| Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |

Brief Description of Business: **To make venture capital investments**

PROCESSED OCT 11 2005 THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ■ other (please specify): limited liability company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month **09** Year **05** ■ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **D E**

GENERAL INSTRUCTIONS

Federal:

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

*When To File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchang Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the da it was mailed by United States registered or certified mail to that address.

*When to File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopie of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

*State:* This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE a that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made If a state requires a payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner □ Executive Officer □ Director ■ Manager

Full Name (Last name first, if individual)

**Ridgewood Capital Management LLC**

Business or Residence Address (Number and Street, City, State, Zip Code)

**947 Linwood Avenue, Ridgewood, NJ 07450**

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

**Swanson, Robert E.**

Business or Residence Address (Number and Street, City, State, Zip Code)

**947 Linwood Avenue, Ridgewood, NJ 07450**

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

**Gold, Robert L.**

Business or Residence Address (Number and Street, City, State, Zip Code)

**947 Linwood Avenue, Ridgewood, NJ 07450**

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

**Strasberg, Jeffrey H.**

Business or Residence Address (Number and Street, City, State, Zip Code)

**947 Linwood Avenue, Ridgewood, NJ 07450**

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

**Gulino, Daniel V.**

Business or Residence Address (Number and Street, City, State, Zip Code)

**947 Linwood Avenue, Ridgewood, NJ 07450**

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

**Golden, Leslie**

Business or Residence Address (Number and Street, City, State, Zip Code)

**947 Linwood Avenue, Ridgewood, NJ 07450**

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

**Majek, Warren**

Business or Residence Address (Number and Street, City, State, Zip Code)

**947 Linwood Avenue, Ridgewood, NJ 07450**

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

**Sherwin, Elton**

Business or Residence Address (Number and Street, City, State, Zip Code)

**947 Linwood Avenue, Ridgewood, NJ 07450**

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? | ☐ | ■ |
| | Answer also in Appendix, Column 2, if filing under ULOE. | | |
| 2. | What is the minimum investment that will be accepted from any individual? | $ | 200,000 |
| | | Yes | No |
| 3. | Does the offering permit joint ownership of a single unit? | ■ | ☐ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
**See Attached**

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

## B. INFORMATION ABOUT OFFERING

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**26637 W. Agoura Roud, Suite 100, Calabasas, CA 91302**

Name of Associated Broker or Dealer
**AFA Financial Group LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | ■ [HI] | ■ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | ■ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | ■ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | ■ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Taylor, William**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o Capital Strategies Ltd., 690 Stites Lane, North East, MD 21901**

Name of Associated Broker or Dealer
**Advanced Planning Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | ■ [DE] | _ [DC] | ■ [ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Dyer, David**

Business or Residence Address (Number and Street, City, State, Zip Code)
**PO Box 4025, Kokomo, IL 46904**

Name of Associated Broker or Dealer
**Alliance Affiliated Equities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | ■ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | ■ [MN] | _ [MS] | ■ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | ■ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | ■[VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Kittlaus, Clysta Sue**

Business or Residence Address (Number and Street, City, State, Zip Code)
**10391 Creekedge Ct., Bonita Springs, FL 34135**

Name of Associated Broker or Dealer
**Alliance Affiliated Equities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Seeherman, Marc**

Business or Residence Address (Number and Street, City, State, Zip Code)
**32 Weset 40th Street, New York, NY 10018**

Name of Associated Broker or Dealer
**Alliance Affiliated Equities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | ■ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Bishop, Benjamin**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Suite 3625, 50 North Laura St., Jacksonville, FL 32202**

Name of Associated Broker or Dealer
**Allen C. Ewing & Company**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Mahoney, John T.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Suite 3625, 50 North Laura St., Jacksonville, FL 32202**

Name of Associated Broker or Dealer
**Allen C. Ewing & Company**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Hanson, James P.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**James P. Hanson Accountancy Corp., 22973 Sutro Street, Hayward, CA 94541**

Name of Associated Broker or Dealer
**Archer Alexander Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Shea, Terry**

Business or Residence Address (Number and Street, City, State, Zip Code)
**4 Aries Lane, Novato, CA 94947**

Name of Associated Broker or Dealer
**Archer Alexander Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Orr, Brian**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Two Gateway Center, Pittsburgh, PA 15222**

Name of Associated Broker or Dealer
**Arthurs, Lestrange & Company, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | ■ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Rachlin, Jeff**

Business or Residence Address (Number and Street, City, State, Zip Code)
**The Landmark at Eastview, 777 Old Saw Mill River Road, Tarrytown, NY 10591**

Name of Associated Broker or Dealer
**Asset Allocation Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | ■ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Thompson, Allen**

Business or Residence Address (Number and Street, City, State, Zip Code)
**244 Westchester Avenue, White Plains, NY 10604**

Name of Associated Broker or Dealer
**Asset Allocation Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | ■ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Donnadio, Anthony**

Business or Residence Address (Number and Street, City, State, Zip Code)
**510 Broadhollow Road, Melville, NY 11747**

Name of Associated Broker or Dealer
**Basic Investors**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | ■ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Michitsch, Heidi**

Business or Residence Address (Number and Street, City, State, Zip Code)
**115 East 87th St., New York, NY 10128**

Name of Associated Broker or Dealer

**Berry-Shino Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | ■ [CO] | ■ [CT] | _ [DE] | __ [DC] | _ [FL] | ■ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | ■ [MD] | _ [MA] | ■ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | ■ [UT] | _ [VT] | _ [VA] | ■ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Gold, Joel**

Business or Residence Address (Number and Street, City, State, Zip Code)
**14500 Northside Blvd., Scottsdale, AZ 85260**

Name of Associated Broker or Dealer
**Berry-Shino Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**701 Tama Street, Marion, IA 52302**

Name of Associated Broker or Dealer
**Berthel Fisher & Co. Financial Services**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| ■ [AL] | _ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | ■ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | ■ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | ■ [IN] | ■ [IA] | ■ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | ■ [MA] | ■ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | ■ [NV] | ■ [NH] | ■ [NJ] | ■ [NM] | ■ [NY] | ■ [NC] | _ [ND] | ■ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | ■ [SC] | ■ [SD] | ■ [TN] | ■ [TX] | _ [UT] | _ [VT] | ■ [VA] | _ [WA] | _ [WV] | ■ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**14497 N. Dale Mabry Hwy, Suite 215, Tampa, FL 33618**

Name of Associated Broker or Dealer
**Calton & Associates, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | ■ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | ■ [MA] | _ [MI] | _ [MN] | _ [MS] | ■ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | ■ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**56 East Burlington Avenue, Fairfield, IA 52556**

Name of Associated Broker or Dealer
**Cambridge Investment Research, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | ■ [CO] | _ [CT] | _ [DE] | ■[DC] | _ [FL] | ■ [[GA] | _ [HI] | ■ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | ■ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | ■ [[NV] | ■ [NH] | ■ [NJ] | ■ [NM] | ■ [[NY] | _ [NC] | _ [ND] | _ [[OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _[TN] | ■ [TX] | _ [UT] | _ [VT] | ■ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Polakoff, Vic**

Business or Residence Address (Number and Street, City, State, Zip Code)
**766 Shewsbury Avenue, Tinton Falls, NJ 07724**

Name of Associated Broker or Dealer
**Cantone Research, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ {NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Bjork, David**

Business or Residence Address (Number and Street, City, State, Zip Code)
**3801 Lockport St., Bismarck, ND 58503**

Name of Associated Broker or Dealer
**Capital Financial Services, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | ■ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Volzke, Roy D.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1401 Saulsburgy Street, Lockwood, CO 80214**

Name of Associated Broker or Dealer
**CapWest Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | _ [CA] | ■ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | ■ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Harris, David**

Business or Residence Address (Number and Street, City, State, Zip Code)
**222 Mamaroneck Ave., White Plains, NY 10602**

Name of Associated Broker or Dealer
**Chester Harris & Co.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Harris, Chester**

Business or Residence Address (Number and Street, City, State, Zip Code)
**222 Mamaroneck Ave., White Plains, NY 10602**

Name of Associated Broker or Dealer
**Chester Harris & Co.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _[FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Cole, Christopher**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2555 East Camelback Road, Phoenix, AZ 85016**

Name of Associated Broker or Dealer
**Cole Capital Corporation**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _[FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**One University Office Park, Waltham, MA 02453**

Name of Associated Broker or Dealer

**Commonwealth Financial Network**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ........ ■ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Boeck, George**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Washington Asset Management, 11400 SE 8thSt., Bellevue, WA 98004**

Name of Associated Broker or Dealer

**Concord Equity Group**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ........ _ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | ■ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Oswald, Thomas**

Business or Residence Address (Number and Street, City, State, Zip Code)
**75 Fox Chase Road, Far Hills, NJ 07931**

Name of Associated Broker or Dealer

**Concord Equity Group**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ........ _ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _[NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Stiassni, Michael**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Cambridge Invesetment Research, 101 Peachcroft Rd, Bernardsville, NJ 07924**

Name of Associated Broker or Dealer

**Concord Equity Group**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ........ _ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■_ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**725 Town & Country Road, Orange, CA 92868**

Name of Associated Broker or Dealer
**Crown Capital**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | ■ [CO] | ■ [CT] | _ [DE] | _ [DC] | ■ [FL] | ■[[GA] | _ [[HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | ■ [KS] | _ [KY] | ■ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | ■ [MO] |
| _ [MT] | ■ [NE] | ■ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | ■ [NC] | _ [ND] | _ [OH] | _ [OK] | ■ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | ■ [[TN] | _ [TX] | _ [UT] | _ [VT] | ■ [VA] | ■ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Coughlin, Jerry**

Business or Residence Address (Number and Street, City, State, Zip Code)
**75 Maplewood Drive, Lewisburg, PA 17837**

Name of Associated Broker or Dealer

**Cullum & Burks Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [[FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Harris, Chester**

Business or Residence Address (Number and Street, City, State, Zip Code)
**222 Mamaroneck Ave., White Plains, NY 10602**

Name of Associated Broker or Dealer

**David Harris & Co.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [[FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [[NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Harris, David**

Business or Residence Address (Number and Street, City, State, Zip Code)
**222 Mamaroneck Ave., White Plains, NY 10602**

Name of Associated Broker or Dealer

**David Harris & Co.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | ■ [CT] | _ [DE] | _ [DC] | ■ [[FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [[NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Brevig, Chris**

Business or Residence Address (Number and Street, City, State, Zip Code)
**150 East 52nd Street, 3rd Floor, New York, NY 10022**

Name of Associated Broker or Dealer
**Dominick & Dominick LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | ■ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Evans, Gareth**

Business or Residence Address (Number and Street, City, State, Zip Code)
**150 East 52nd Street, 3rd Floor, New York, NY 10022**

Name of Associated Broker or Dealer
**Dominick & Dominick LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | ■ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Gelman, Theodore**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2 South Biscayne Blvd., Miami, FL 33131**

Name of Associated Broker or Dealer
**Dominick & Dominick LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _[NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _[PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Milani, Rodolfo**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2 South Biscayne Blvd., Miami, FL 33131**

Name of Associated Broker or Dealer
**Dominick & Dominick LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _[CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _[NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _[PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | ■ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Hammond, William**

Business or Residence Address (Number and Street, City, State, Zip Code)
**4045 Orchard Rd., Smyma, GA 30080**

Name of Associated Broker or Dealer
**Dunwoody Brokerage Services, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | ■ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Hammond, Richard**

Business or Residence Address (Number and Street, City, State, Zip Code)
**9330 Broadway Street, Pearland, TX 77584**

Name of Associated Broker or Dealer
**EDI Financial, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | ■ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**3721 Douglas Blvd., Roseville, CA 95661**

Name of Associated Broker or Dealer
**EPlanning Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _[AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | ■ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Yellin, Saul**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Saul Yellin Associates, 18 West Mall Dr., Huntington, NY 11743**

Name of Associated Broker or Dealer
**Steven Falk & Associates**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■[NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Brown, Alexander P.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1700 Pennsylvania Avenue, 7th Floor, Washington, DC 20006**

Name of Associated Broker or Dealer
**Ferris, Baker Watts Incorporated**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | ■ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | ■ [VA] | _ [WA] | _ [WV] | ■ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**328 Newman Springs Road., Red Bank, NJ 07701**

Name of Associated Broker or Dealer
**First Montauk Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■[FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | ■ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | ■ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■[NJ] | _ [NM] | ■[NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■[TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | ■ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Griffin, James**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1246 Chavaniac Dr., Manchester, MO 63011**

Name of Associated Broker or Dealer
**Forsyth Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _[CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _[FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _[KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | ■ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _[NJ] | _ [NM] | _[NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _[TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Best, Thomas M.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2202 S. Babcock St., Melbourne, FL 32901**

Name of Associated Broker or Dealer
**G. A. Repple & Company**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .......... ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _[CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _[KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _[MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _[NJ] | _ [NM] | _[NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _[TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Hamilton, Paul**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2341 Mount Carmel Dr., Waco, TX 76710**

Name of Associated Broker or Dealer
**G. A. Repple & Company**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _[CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _[KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _[MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _[NJ] | _ [NM] | _[NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■[TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Reyes, Richard E.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**159 Lookout Place, Maitland, FL 32751**

Name of Associated Broker or Dealer
**G. A. Repple & Company**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _[CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _[KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _[MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _[NJ] | _ [NM] | _[NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _[TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**4700 S. Syracuse Parkway, Suite 1000, Denver, CO 80237**

Name of Associated Broker or Dealer
**Geneos Wealth Management, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | _ [CA] | ■ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | ■ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | ■ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | ■ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Whitman, Jan**

Business or Residence Address (Number and Street, City, State, Zip Code)
**777 Third Avenue, 14th Floor, New York, NY 10017**

Name of Associated Broker or Dealer
**Gilford Securities Incorporated**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | ■ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Boutin, Dan**

Business or Residence Address (Number and Street, City, State, Zip Code)
**777 Third Avenue, 14th Floor, New York, NY 10017**

Name of Associated Broker or Dealer
**Gilford Securities Incorporated**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | ■ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Sharon, Gil**

Business or Residence Address (Number and Street, City, State, Zip Code)
**270 Headquarters Plaza, East Tower, 10th Floor, Morristown, NJ 07960**

Name of Associated Broker or Dealer
**Gilford Securities Incorporated**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | ■ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Lum, Matthew**

Business or Residence Address (Number and Street, City, State, Zip Code)
**MJL Advisors, 929 Santa Barbara St., Santa Barbara, CA 93101**

Name of Associated Broker or Dealer
**Girard Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Lum, Matthew**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Damitz/Sentinel Wealth Management, 929 Santa Barbara St., Santa Barbara, CA 93101**

Name of Associated Broker or Dealer
**Girard Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Hill, Mark**

Business or Residence Address (Number and Street, City, State, Zip Code)
**12520 High Bluff Drive, San Diego, CA 921303101**

Name of Associated Broker or Dealer
**Girard Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | ■ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Manchester, Richard**

Business or Residence Address (Number and Street, City, State, Zip Code)
**D&M Capital Management, 1 City Boulevard West, Orange, CA 92868**

Name of Associated Broker or Dealer
**Girard Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**VanMourick, Mark**

Business or Residence Address (Number and Street, City, State, Zip Code)
**30131 Town Center Drive, Laguna Niguel, CA 92677**

Name of Associated Broker or Dealer
**Gramercy Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Hrycyk, Stephanie**

Business or Residence Address (Number and Street, City, State, Zip Code)
**3000 SW 27th Avenue, Amarillo, TX 79190**

Name of Associated Broker or Dealer
**Gramercy Securities Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | ■ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | ■ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Scribner, Rod**

Business or Residence Address (Number and Street, City, State, Zip Code)
**3949 Old Post Road, Charlestown, RI 02813**

Name of Associated Broker or Dealer
**Gramercy Securities Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**5002 W. Waters Avenue, Tampla, FL 33634**

Name of Associated Broker or Dealer
**Gunn Allen Financial**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | ■ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | ■ [CO] | _ [CT] | _ [DE] | ■_ [DC] | ■ [FL] | ■ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | ■ [KY] | ■ [LA] | ■ [ME] | ■ [MD] | ■ [MA] | ■ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | ■ [NE] | _ [NV] | ■ [NH] | ■ [NJ] | _ [NM] | ■ [NY] | ■ [NC] | _ [ND] | _ [OH] | ■ [OK] | _ [OR] | _ [PA] |
| _ [RI] | ■ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | ■ [VA] | ■_ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**1500 City West Blvd., Houston, TX 77042**

Name of Associated Broker or Dealer
**IMS Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**230 Broadway, Lynnfield, MA 01940**

Name of Associated Broker or Dealer
**Investors Capital**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | ■ [ME] | ■ [MD] | ■ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | ■ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | ■ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Little, Paul**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Medallion Investment Services, 2605 Thomas Dr., Panama City Beach, FL 32408**

Name of Associated Broker or Dealer
**JW Cole Financial**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] ■ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full name (Last name first, if individual)
**Langhofer, Stephen**

Business or Residence Address (Number and Street, City, State, Zip Code)
**300 W. Douglas Ave., Wichita, KS 67202**

Name of Associated Broker or Dealer
**Main Street Securities LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] ■ [KS] _ [KY] _ [LA] _ [ ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full name (Last name first, if individual)
**Walter, M. Gene**

Business or Residence Address (Number and Street, City, State, Zip Code)
**12600 W. Colfax Avenue, Lakewood, CO 80215**

Name of Associated Broker or Dealer
**MCL Financial Group, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] ■ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
**McDonough, Michael M.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1022 Frick Building, Pittsburgh, PA 15219**

Name of Associated Broker or Dealer
**MetLife (FKA Walnut Street Securities, Inc.)**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _[ KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] ■ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
**Guttman, Barney**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1022 Frick Building, Pittsburgh, PA 15219**

Name of Associated Broker or Dealer
**MetLife (FKA Walnut Street Securities, Inc.)**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | ■ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _[ KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | ■ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | ■ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**VonFeldt, Neil**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2287 West Eau Gallie Blvd., Melbourne, FL 32935**

Name of Associated Broker or Dealer
**MHA Financial Corporation.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | ■ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Pace, Anthony**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o Lindberg & Ripple, Inc., Two Waterside Crossing, Suite 100, Windsor, CT 06095-1567**

Name of Associated Broker or Dealer
**M Holdings Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | ■ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| ■ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Down, David J.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**336 4th Avenue, Pittsburgh, PA 15222**

Name of Associated Broker or Dealer
**Mid-Atlantic Capital Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Decker, Kenneth O.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**322 Frankstown Rd., Altoona, PA 16602**

Name of Associated Broker or Dealer
**Next Financial Group**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Murphy, Randy**

Business or Residence Address (Number and Street, City, State, Zip Code)
**76 Eichelberger Dr., Moon Township, PA 15108**

Name of Associated Broker or Dealer
**Next Financial Group**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | ■ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**1019 Highway 71 South, Okoboji, IA 51355**

Name of Associated Broker or Dealer
**Okoboji Financial Services**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | ■ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | ■ [MN] | _ [MS] | _ [MO] |
| _ [MT] | ■ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | ■ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | ■ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Harkavy, Lawrence**

Business or Residence Address (Number and Street, City, State, Zip Code)
**700 Veterans Memorial Highway, Hauppauge, NY 11788**

Name of Associated Broker or Dealer
**Oppenheimer & Co.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Elsas, Roger**

Business or Residence Address (Number and Street, City, State, Zip Code)
**125 Broad Street, 15th Floor, New York, NY 10004**

Name of Associated Broker or Dealer
**Oppenheimer & Co.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**One Renton Place, Renton, WA 98505**

Name of Associated Broker or Dealer
**Pacific West Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | ■ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | ■ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | ■ [HI] | ■ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | ■ [MI] | ■ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | ■ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | ■ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | ■ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Jurgaitis, Mark**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1102 Prospect Street, Neillsville, WI 54456**

Name of Associated Broker or Dealer
**Pavek Investments Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | ■ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | ■ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Helba, Jr., James**

Business or Residence Address (Number and Street, City, State, Zip Code)
**1195 Washington Pike, Suite 100, Bridgeville, PA 15017**

Name of Associated Broker or Dealer
**Pittsburgh Financial Planners, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | ■ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Korth, Daniel Lee**

Business or Residence Address (Number and Street, City, State, Zip Code)
**205 Refugio Place, Arroyo Grande, CE 93420**

Name of Associated Broker or Dealer
**Questar Capital Corporation**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Swanson, Robert**

Business or Residence Address (Number and Street, City, State, Zip Code)
**947 Linwood Avenue, Ridgewood, NJ 07450**

Name of Associated Broker or Dealer
**Ridgewood Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| ■ [AL] | _ [AK] | ■ [AZ] | ■ [AR] | ■ [CA] | ■ [CO] | ■ [CT] | ■ [DE] | ■ [DC] | ■ [FL] | ■ [GA] | ■ [HI] | ■ [ID] |
| ■ [IL] | ■ [IN] | ■ [IA] | ■ [KS] | ■ [KY] | ■ [LA] | ■ [ME] | ■ [MD] | ■ [MA] | ■ [MI] | ■ [MN] | ■ [MS] | _ [MO] |
| ■ [MT] | ■ [NE] | ■ [NV] | ■ [NH] | ■ [NJ] | ■ [NM] | ■ [NY] | ■ [NC] | _ [ND] | ■ [OH] | ■ [OK] | ■ [OR] | ■ [PA] |
| ■ [RI] | ■ [SC] | ■ [SD] | ■ [TN] | ■ [TX] | ■ [UT] | ■ [VT] | ■ [VA] | ■ [WA] | ■ [WV] | ■ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Sharma, Adarsh**

Business or Residence Address (Number and Street, City, State, Zip Code)
**P O Box 135, Middlesex HA96XH UK**

Name of Associated Broker or Dealer
**A. Sharma & Company**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | ■ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Gray, Thomas A.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**322 Vista Del Mar, Redondo Beach, CA 90277**

Name of Associated Broker or Dealer

**S.I.I. Investments**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _[CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Wlosek, Ken**

Business or Residence Address (Number and Street, City, State, Zip Code)
**400 "D-C" Lake Street, Ramsey, NJ 07446**

Name of Associated Broker or Dealer
**Seward Groves Richard & Wells, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL] _ [AK] ■[AZ] _ [AR] ■ [CA] ■ [CO] _[CT] _ [DE] _ [DC] ■ [FL] ■ [GA] _ [HI] _ [ID]
■ [IL] _ [IN] _ [IA] _ [KS] _ [KY] ■ [LA] _ [ME] _ [MD] ■ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] ■ [NJ] _ [NM] ■ [NY] ■ [NC] _ [ND] _ [OH] _ [OK] _ [OR] ■ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] ■ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**4261 Park Road, Ann Arbor, MI 48103**

Name of Associated Broker or Dealer
**Sigma Financial Corporation**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ _ All States,

_ [AL] _ [AK] _ [AZ] _ [AR] ■ [CA] _ [CO] _ [CT] _ [DE] _ [DC] ■ [FL] _ [GA] _ [HI] _ [ID]
■ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] ■ [MI] ■ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] ■[NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] ■ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] ■ [TX] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
**Kovaleff, Theodore**

Business or Residence Address (Number and Street, City, State, Zip Code)
**110 Wall Street, New York, NY 10005**

Name of Associated Broker or Dealer
**Sky Capital LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] ■ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
**Frieders, Craig C.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**2000 Sierra Point Pkwy, Brisbane, CA 94005**

Name of Associated Broker or Dealer
**Sloan Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL] _ [AK] _ [AZ] _ [AR] ■ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
**Leiphart, Robert**

Business or Residence Address (Number and Street, City, State, Zip Code)
**450 Post Road East, Westport, CT 06880**

Name of Associated Broker or Dealer
**Sloan Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | ■ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Young, Shawn**

Business or Residence Address (Number and Street, City, State, Zip Code)
**6729 N. Palm Avenue, Fresno, CA 93704**

Name of Associated Broker or Dealer
**Sloan Securities Corp.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Hudgins, Sandra**

Business or Residence Address (Number and Street, City, State, Zip Code)
**5001 Spring Valley Road, Dallas, TX 75244**

Name of Associated Broker or Dealer

**Southwest Securities Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _[CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Graves, Gene**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Empire Financial Group Inc., 745 Domingo Drive, #8, Newport Beach, CA 92660**

Name of Associated Broker or Dealer
**Standard Investment Chartered Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Doane, John**

Business or Residence Address (Number and Street, City, State, Zip Code)
**401 Edgewater Place, Wakefield, MA 01880**

Name of Associated Broker or Dealer
**Stonegate Partners, LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| ■[IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | ■ [ME] | _ [MD] | ■ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | ■ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Bernier, Brian**

Business or Residence Address (Number and Street, City, State, Zip Code)
**401 Edgewater Place, Wakefield, MA 01880■**

Name of Associated Broker or Dealer
**Stonegate Partners, LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | ■ [DC] | _[FL] | _ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | ■ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■[NY] | _ [NC] | _ [ND] | ■ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Mara, Jack**

Business or Residence Address (Number and Street, City, State, Zip Code)
**401 Edgewater Place, Wakefield, MA 01880■**

Name of Associated Broker or Dealer
**Stonegate Partners, LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | ■ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | ■ [MA] | ■ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | ■ [NH] | ■ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| ■ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _■[WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Kohlmeyer, Phillip**

Business or Residence Address (Number and Street, City, State, Zip Code)
**3478 Buskirk Avenue, Pleasant Hill, CA 94523**

Name of Associated Broker or Dealer
**Summit Brokerage Services, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Faber, Joel A.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**3478 Buskirk Avenue, Pleasant Hill, CA 94523**

Name of Associated Broker or Dealer
**Summit Brokerage Services, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Nixon, Thomas M.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**4775 Wallingford Street, Pittsburgh, PA 15213**

Name of Associated Broker or Dealer
**Thomas M. Nixon & Associates**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | ■ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Goodman, David L.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**853 Vanderbilt Beach Road, Naples, FL 34108**

Name of Associated Broker or Dealer
**TransAm Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _[MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _[NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Shafe, Charles**

Business or Residence Address (Number and Street, City, State, Zip Code)
**531 Versailles Drive, Maitland, FL 32751**

Name of Associated Broker or Dealer
**TransAm Securities, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | ■ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | ■ [MD] | _ [MA] | ■ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | _ [NY] | ■ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | ■ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**3500 Parkway Lane, Norcross, GA 30092**

Name of Associated Broker or Dealer
**Triad Advisors, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | ■ [DE] | _ [DC] | _ [FL] | ■ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | ■ [MD] | ■ [MA] | ■ [MI] | _ [MN] | _ [MS] | _ [MO] |
| ■ [MT] | _ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | ■ [NY] | ■ [NC] | _ [ND] | ■ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | ■ [TN] | ■ [TX] | _ [UT] | _ [VT] | ■ [VA] | _ [WA] | _ [WV] | _ [WI] | ■ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**7730 E. Belleview Avenue, Greenwood Village, CO 80111**

Name of Associated Broker or Dealer
**United Securities Alliance, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | ■ [MN] | _ [MS] | ■ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | ■ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**8620 W. 110 St., Overland Park, KS 66210**

Name of Associated Broker or Dealer
**VSR Financial Services, Inc.**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | ■ [AR] | ■ [CA] | ■ [CO] | ■ [CT] | ■ [DE] | _ [DC] | ■ [FL] | ■ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | ■ [IA] | ■ [KS] | _ [KY] | ■ [LA] | _ [ME] | _ [MD] | ■ [MA] | _ [MI] | ■ [MN] | _ [MS] | ■ [MO] |
| _ [MT] | ■ [NE] | _ [NV] | _ [NH] | ■ [NJ] | _ [NM] | ■ [NY] | _ [NC] | ■ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | ■ [TX] | _ [UT] | _ [VT] | ■ [VA] | ■ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Field, Robert**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Long Grove Trading Co., 8125 RFD Danneil Circle, Long Grove, IL 60047**

Name of Associated Broker or Dealer
**Waterstone Financial Group**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........................................................ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | ■ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Melanson, Ronald**

Business or Residence Address (Number and Street, City, State, Zip Code)
**Waveland Securities LLC, 1237 Rainbow Drive, Bigfork, MT 59911**

Name of Associated Broker or Dealer
**Waveland Capital Partners LLC**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | ■ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | ■ [FL] | _ [GA] | ■ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | ■ [MN] | _ [MS] | _ [MO] |
| ■ [MT] | _ [NE] | ■ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | ■ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)
**Bernier, Michael J.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**675 North 1st Street, Suite 150, San Jose, CA 95112**

Name of Associated Broker or Dealer
**Western International Securities**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | ■ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| ■ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | ■ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | ■ [WY] | _ [PR] |

Full Name (Last name first, if individual)
**Runk, Alan**

Business or Residence Address (Number and Street, City, State, Zip Code)
**117 Greenspring Road, Greenville, DE 19807**

Name of Associated Broker or Dealer
**Wharton Equity Corporation**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | ■ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | _ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
**12221 Merit Dr., Dallas, TX 71251**

Name of Associated Broker or Dealer
**Williams Financial Group**

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| _ [AL] | _ [AK] | _ [AZ] | _ [AR] | _ [CA] | _ [CO] | _ [CT] | _ [DE] | _ [DC] | _ [FL] | _ [GA] | _ [HI] | _ [ID] |
| _ [IL] | _ [IN] | _ [IA] | _ [KS] | _ [KY] | _ [LA] | _ [ ME] | _ [MD] | _ [MA] | _ [MI] | _ [MN] | _ [MS] | _ [MO] |
| _ [MT] | _ [NE] | _ [NV] | _ [NH] | _ [NJ] | _ [NM] | _ [NY] | _ [NC] | _ [ND] | _ [OH] | _ [OK] | _ [OR] | ■ [PA] |
| _ [RI] | _ [SC] | _ [SD] | _ [TN] | _ [TX] | _ [UT] | _ [VT] | _ [VA] | _ [WA] | _ [WV] | _ [WI] | _ [WY] | _ [PR] |

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $ | $ |
| Equity | $ | $ |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $ | $ |
| Partnership Interests | $ | $ |
| Other (Specify): limited liability company membership interests | $ **17,500,000*** | $ **0** |
| Total | $ **17,500,000*** | $ **0** |

Answer also in Appendix, Column 3, if filing under ULOE.

*The size of this offering may be increased in the Partnership's discretion to up to $200,000,000.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number of Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | **0** | $ **0** |
| Non-accredited Investors | | $ |
| Total (for filings under Rule 504 only) | | $ |

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

| Type of offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| Regulation A | | $ |
| Rule 504 | | $ |
| Total | | $ |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ■ | $ **21,000** |
| Legal Fees | ■ | $ **21,000** |
| Accounting Fees | ■ | $ **17,500** |
| Engineering Fees | ■ | $ **0** |
| Sales Commissions (specify finders' fees separately) | ■ | $ **980,000** |
| Other Expenses (identify) **filing fees, miscellaneous operating and marketing costs** | ■ | $ **1,008,000** |
| Total | ■ | $ **2,047,500** |

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ............ $ 15,452,500

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

| | | Payments to Officers, Directors, & Affiliates | | Payments To Others |
|---|---|---|---|---|
| Salaries and fees **[management fee – 2 year estimate]** | ■ | $ 350,000 | ☐ | $ |
| Purchase of real estate | ☐ | $ | ☐ | $ |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ | $ | ☐ | $ |
| Construction or leasing of plant buildings and facilities | ☐ | $ | ☐ | $ |
| Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ | $ | ☐ | $ |
| Repayment of indebtedness | ☐ | $ | ☐ | $ |
| Working capital | ☐ | $ | ☐ | $ |
| Other (specify): **investments in portfolio companies** | ■ | $ | ■ | $ 14,927,500 |
| **Fund Expenses (2 yr estimate)** | ■ | $ 175,000 | ☐ | $ |
| Column Totals | ■ | $ 525,000 | ■ | $ 14,927,500 |
| Total Payments Listed (column totals added) | | $ 15,452,500 | | |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| **Ridgewood Capital QP Fund IV-B LLC** | [signature] | **September 26, 2005** |
| Name of Signer (Print or Type) | Title of Signer (Print or Type) | |
| **Jeffrey H. Strasberg** | **Chief Financial Officer of the Manager** | |

**ATTENTION**

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**